As filed with the Securities and Exchange Commission on June 19, 2007

                                                       File No. 333-141000


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]

     Post-Effective Amendment No.  1                          [X]
                                 -----


                         Franklin Custodian Funds, Inc.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                 (650) 312-2000
              ----------------------------------------------------
                  (Registrant's Area Code and Telephone Number)


                 One Franklin Parkway, San Mateo, CA 94403-1906
-------------------------------------------------------------------------------
(Address of Principal Executive Offices: Number, Street, City, State, and
Zip Code)


          Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Brian E. Lorenz, Esquire
                          Bleakley Platt & Schmidt, LLP
                           One North Lexington Avenue
                           White Plains, NY 10601-7098


Title of the securities being registered: Class A, Class B, Class C and Class R Shares of common stock, par value $0.01 per share, of Franklin Growth Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.



Part A and B are incorporated by reference to the electronic filing made on April 17, 2007, under the Accession No. 0000038721-07-000014.




                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

     (1) Copies of the charter of the Registrant as now in effect;

           (a) Agreement and Articles of Merger dated November 7, 1979
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Articles of Amendment dated October 14, 1985
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (c) Certificate of Amendment to Articles of Incorporation dated March 21, 1995
               Filing: Post-Effective Amendment No. 71 to
               Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (d) Certificate of Correction to the Articles Supplementary to the Charter dated August 22, 1996
               Filing: Post-Effective Amendment No. 77 to
               Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (e) Articles Supplementary to the Charter dated January 22, 1997
               Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (f) Articles Supplementary to Articles of Incorporation dated December 15, 1998
               Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
               File No. 002-11346
               Filing Date: January 31, 2000

           (g) Articles of Amendment to Articles of Incorporation dated December 13, 2002
               Filing: Registration Statement on Form N-14
               File No. 333-124143
               Filing Date: April 18, 2005

           (h) Articles Supplementary to Articles of Incorporation dated September 30, 2003
               Filing: Registration Statement on Form N-14
               File No. 333-124143
               Filing Date: April 18, 2005

           (i) Articles Supplementary to Articles of Incorporation dated April 19, 2005
               Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 27, 2006

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) By-Laws
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Amendment dated October 10, 2002 to the Bylaws
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (c) Amendment dated May 12, 2004 to the Bylaws
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (d) Amendment dated July 13, 2006 to the Bylaws
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) Agreement and Plan of Reorganization dated March 1, 2007 between the Registrant, on behalf of Franklin Growth Fund, and Franklin Strategic Series, on behalf of Franklin Blue Chip Fund

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Management Agreement between the Registrant on behalf of the DynaTech Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Management Agreement between the Registrant on behalf of the Income Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (c) Management Agreement between the Registrant on behalf of the U.S. Government Securities Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (d) Management Agreement between the Registrant on behalf of the Utilities Fund and Franklin Advisers, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (e) Management Agreement between Registrant on behalf of the Growth Fund and Franklin Investment Advisory Services, LLC. dated July 1, 1997
               Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (f) Assignment and Assumption of Management Agreement between Registrant on behalf of the Growth Fund and Franklin Investment Advisory Services, LLC. dated October 1, 2004
               Filing: Registration Statement on Form N-14
               File No. 333-124143
               Filing Date: April 18, 2005

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

     (9) Copies of all  custodian  agreements  and  depository  contracts  under
Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: August 19, 1996

           (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and Bank of New York
               Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 29, 1998

           (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 27, 1998

           (d) Amendment dated November 2, 2006 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York made as of February 16, 1996
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

           (e) Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of May 16, 2001
               Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: October 29, 2001

           (f) Amendment dated November 2, 2006 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2007

          (g) Amendment dated October 16, 2006 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and Bank of New York made as May 16, 2001
               Filing: Post-Effective Amendment No. 90 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: January 26, 2007

           (h) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
               Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: August 19, 1996

     (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the DynaTech Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (b) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Income Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
               Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: April 27, 1995

           (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Utilities Fund, Income Fund and U.S. Government Securities Fund - Class C and
               Franklin/Templeton Distributors, Inc. dated October 31, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Growth Fund and DynaTech Fund - Class C and Franklin/Templeton Distributors, Inc. dated October 31, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (h) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Growth Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Income Fund - Class B1, Utilities Fund, and U.S. Government Securities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
               Filing: Post-Effective Amendment No. 81 to Registration Statement on N-1A
               File No. 002-11346
               Filing Date: January 31, 2000

           (j) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of DynaTech Fund - Class B and Franklin/Templeton Distributors, Inc. dated February 1, 2000
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

           (k) Distribution Plan pursuant to Rule 12b-1 on behalf of Income Fund Class B between the Registrant and Franklin/Templeton Distributors, Inc. dated November 1, 2001
               Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: December 28, 2001

           (l) Distribution Plan Class R pursuant to Rule 12b-1 on Growth Fund, Income Fund, U.S. Government Securities Fund and Utilities Fund
               between the Registrant and  Franklin/Templeton   Distributors,
               Inc.  dated  January  1,  2002
               Filing: Post-Effective Amendment No. 84 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: December 28, 2001

           (m) Multiple Class Plan on behalf of Franklin Growth Fund dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (n) Multiple Class Plan on behalf of Franklin Utilities Fund dated November 18, 2003 Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (o) Multiple Class Plan on behalf of Franklin Dynatech Fund dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (p) Multiple Class Plan on behalf of Franklin Income Fund dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

           (q) Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund Dated November 18, 2003
               Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
               File No. 002-11346
               Filing Date: November 29, 2004

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;


           (a) Opinion and Consent of Counsel dated March 1, 2007
               Statement on Form N-14
               File No. 002-11346
               Filing Date: March 1, 2007

     (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequence to Shareholders dated June 14, 2007

     (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
               Filing: Post-Effective Amendment No. 82 to Registration Statement Form N-1A
               File No. 002-11346
               Filing Date: January 31, 2001

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by
Section 7 of the 1933 Act;

           (a) Consent of Independent Registered Public Accounting Firm
               Filing: Form N-14
               File No. 002-11346
               Filing Date: March 1, 2007

     (15) All financial statements omitted pursuant to Item 14(a)(1);

              Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a) Power of Attorney dated May 22, 2007

     (17) Any additional exhibits which the Registrant may wish to file.

              Not Applicable.


Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securitis Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 19th day of June, 2007.


                                         FRANKLIN CUSTODIAN FUNDS, INC.
                                                  (Registrant)



                                         By: /s/DAVID P. GOSS
                                            ------------------------------
                                            David P. Goss,
                                            Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



CHARLES B. JOHNSON*                     Director and Chief Executive
-----------------------------           Officer-Investment Management
Charles B. Johnson                      Dated: June 19, 2007


JIMMY D. GAMBILL*                       Chief Executive Officer
------------------------------          Finance and Administration
Jimmy D. Gambill                        Dated: June 19, 2007


GALEN G. VETTER*                        Chief Financial Officer
------------------------------          Dated: June 19, 2007
Galen Vetter


HARRIS J. ASHTON*                       Director
------------------------------          Dated: June 19, 2007
Harris J. Ashton



ROBERT F. CARLSON*                      Director
------------------------------          Dated: June 19, 2007
Robert F. Carlson


SAM L. GINN*                            Director
------------------------------          Dated: June 19, 2007
Sam L. Ginn


EDITH E. HOLIDAY*                       Director
------------------------------          Dated: June 19, 2007
Edith E. Holiday


RUPERT H. JOHNSON, JR.*                 Director
------------------------------          Dated: June 19, 2007
Rupert H. Johnson, Jr.


FRANK W.T. LAHAYE*                      Director
------------------------------          Dated: June 19, 2007
Frank W.T. LaHaye


FRANK A. OLSON*                         Director
------------------------------          Dated: June 19, 2007
Frank A. Olson


LARRY D. THOMPSON*                      Director
------------------------------          Dated: June 19, 2007
Larry D. Thompson


JOHN B. WILSON*                         Director
------------------------------          Dated: June 19, 2007
John B. Wilson



*By/s/DAVID P. GOSS
   ------------------------------
   David P. Goss, Attorney-in-Fact
   (Pursuant to Power of Attorney
   filed herewith)




                         FRANKLIN CUSTODIAN FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

-------------------------------------------------------------------------------
EXHIBIT NO.     DESCRIPTION                                     LOCATION
------------------------------------------------------------------------------
EX-99.(1)(a)    Agreement and Articles of Merger dated              *
                November 7, 1979
------------------------------------------------------------------------------
EX-99.(1)(b)    Articles of Amendment dated October 14, 1985        *
------------------------------------------------------------------------------
EX-99.(1)(c)    Certificate of Amendment to Articles of             *
                Incorporation dated March  21, 1995
------------------------------------------------------------------------------
EX-99.(1)(d)    Certificate of Correction to the Articles           *
                Supplementary to the  Charter dated August 22,
                1996
------------------------------------------------------------------------------
EX-99.(1)(e)    Articles Supplementary to the Charter dated         *
                January 22, 1997
------------------------------------------------------------------------------
EX-99.(1)(f)    Articles Supplementary to Articles of               *
                Incorporation dated  December 15, 1998
------------------------------------------------------------------------------
EX-99.(1)(g)    Articles of Amendment to Articles of                *
                Incorporation dated December  13, 2002
-------------------------------- ----------------------------------------------
EX-99.(1)(h)    Articles Supplementary to Articles of               *
                Incorporation dated  September 30, 2003
-------------------------------- ----------------------------------------------
EX-99.(1)(i)    Articles Supplementary to Articles of               *
                Incorporation dated April  19, 2005
-------------------------------- ----------------------------------------------
EX-99.(2)(a)    By-Laws                                             *
-------------------------------- ----------------------------------------------
EX-99.(2)(b)    Amendment dated October 10, 2002 to the Bylaws      *
-------------------------------- ----------------------------------------------
EX-99.(2)(c)    Amendment dated May 12, 2004 to the Bylaws          *
-------------------------------- ----------------------------------------------
EX-99.(2)(d)    Amendment dated July 13, 2006 to the By-Laws        *
-------------------------------- ----------------------------------------------
EX-99.(4)(a)    Agreement and Plan of Reorganization dated          Attached
                March 1, 2007 between the Registrant, on behalf
                of Franklin Growth Fund and Franklin Strategic
                Series, on behalf of Blue Chip Fund
------------------------------ -----------------------------------------------
EX-99.(6)(a)    Management Agreement between the Registrant         *
                on behalf of the  Dynatech Fund and Franklin
                Advisers, Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(6)(b)    Management Agreement between the Registrant         *
                on behalf of the  Income Fund and Franklin
                Advisers, Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(6)(c)    Management Agreement between the Registrant on      *
                behalf of the U.S.  Government Securities Fund
                and Franklin Advisers, Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(6)(d)    Management Agreement between the Registrant on      *
                behalf of the  Utilities Fund and Franklin
                Advisers, Inc. dated May 1, 1994
------------------------------ ------------------------------------------------
EX-99.(6)(e)    Management Agreement between the Registrant on      *
                behalf of the  Growth Fund and Franklin
                Investment Advisory Services, LLC dated
                July 1, 1997
-------------------------------- ----------------------------------------------
EX-99.(6)(f)    Assignment and Assumption of Management             *
                Agreement between Registrant on behalf of the
                Growth Fund and Franklin Investment Advisory
                Services, LLC. dated October 1, 2004
-------------------------------- ----------------------------------------------
EX-99.(7)(a)    Amended and Restated Distribution Agreement         *
                between the  Registrant and Franklin/Templeton
                Distributors, Inc., dated October 31, 2000
-------------------------------- ----------------------------------------------
EX-99.(7)(b)    Forms of Dealer Agreements between                   *
                Franklin/Templeton  Distributors, Inc.
                and Securities Dealers dated November 1, 2003
-------------------------------- ----------------------------------------------
EX-99.(9)(a)    Master Custody Agreement between Registrant         *
                and Bank of New York  dated February 16, 1996
-------------------------------- ----------------------------------------------
EX-99.(9)(b)    Amendment dated May 7, 1997 to the Master           *
                Custody Agreement dated  February 16, 1996
                between the Registrant and Bank of New York
-------------------------------- ----------------------------------------------
EX-99.(9)(c)    Amendment dated February 27, 1998 to the            *
                Master Custody Agreement  dated February 16,
                1996 between the Registrant and Bank of New York
-------------------------------- ----------------------------------------------
EX-99.(9)(d)    Amendment dated November 6, 2006 to Exhibit A       *
                of the Master Custody Agreement between
                Registrant and Bank of New York made as of
                February 16, 1996
-------------------------------- ----------------------------------------------
EX-99.(9)(e)    Amended and Restated Foreign Custody Manager        *
                Agreement between  the Registrant and Bank
                of New York made as of May 16, 2001
-------------------------------- ----------------------------------------------
EX-99.(9)(f)    Amendment dated November 2, 2006, to Scheduel 1     *
                of the Amended  and Restated Foreign Custody
                Manager Agreement between the Registrant and
                Bank of New York
-------------------------------- ----------------------------------------------
EX-99.(9)(g)    Amendment dated October 16, 2006, to Schedule 2     *
                of the Amended  and Restated Foreign Custody
                Manager Agreement between the Registrant and
                Bank of New York as of May 16, 2001
-------------------------------- ----------------------------------------------
EX-99.(9)(h)    Terminal Link Agreement between Registrant and      *
                Bank of New York  dated February 16, 1996
------------------------------- -----------------------------------------------
EX-99.(10)(a)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the DynaTech Fund
                and Franklin/Templeton Distributors, Inc. dated
                May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(b)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Growth Fund and
                Franklin/Templeton Distributors, Inc. dated
                May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(c)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Income Fund and
                Franklin/Templeton Distributors, Inc. dated
                May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(d)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the  U.S. Government
                Securities Fund and Franklin/Templeton Distributors,
                Inc. dated May 1, 1994
-------------------------------- ----------------------------------------------
EX-99.(10)(e)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Utilities Fund and
                Franklin/Templeton Distributors, Inc. dated May 1,
                1994
-------------------------------- ----------------------------------------------
EX-99.(10)(f)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Utilities Fund,
                Income Fund and U.S. Government Securities Fund -
                Class C and Franklin/Templeton Distributors, Inc.
                dated October 21, 2000
-------------------------------- ----------------------------------------------
EX-99.(10)(g)   Distribution Plan pursuant to Rule 12b-1  between   *
                the Registrant on behalf of the Growth Fund and
                DynaTech Fund - Class C and Franklin/Templeton
                Distributors, Inc. dated October 21, 2000
-------------------------------- ----------------------------------------------
EX-99.(10)(h)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of the Growth Fund -
                Class B and Franklin/Templeton Distributors,
                Inc. dated October 16, 1998
-------------------------------- ----------------------------------------------
EX-99.(10)(i)   Distribution Plan pursuant to Rule 12b-1 between    *
                the Registrant on behalf of Income Fund - Class B1,
                Utilities Fund, and U.S. Government Securities
                Fund - Class B and Franklin/Templeton Distributors,
                Inc. dated October 16, 1998
------------------------------------------------------------------------------
EX-99.(10)(j)   Distribution Plan pursuant to Rule 12b-1  between   *
                the Registrant on behalf of the DynaTech Fund -
                Class B and Franklin/Templeton Distributors,
                Inc. dated February 1, 2000
------------------------------------------------------------------------------
EX-99.(10)(k)   Distribution Plan pursuant to Rule 12b-1 between    *
                the  Registrant on behalf of Income Fund Class B
                and Franklin/Templeton Distributors, Inc. dated
                November 1, 2001
------------------------------------------------------------------------------
EX-99.(10)(l)   Distribution Plan Class R pursuant to Rule 12b-1    *
                on Growth Fund, Income Fund, U.S. Government
                Securities Fund between the Registrant and
                Franklin/Templeton Distributors, Inc. dated
                January 1, 2002
-----------------------------------------------------------------------------
EX-99.(10)(m)   Multiple Class Plan for Growth Fund dated           *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(n)   Multiple Class Plan for Utilities Fund dated        *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(o)   Multiple Class Plan for Dynatech Fund dated         *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(p)   Multiple Class Plan for Income Fund dated           *
                November 18, 2003
------------------------------------------------------------------------------
EX-99.(10)(q)   Multiple Class Plan for U.S. Government             *
                Securities Fund dated November 18, 2003
------------------------------------------------------------------------------
EX-99.(11)(a)   Opinion and Consent of Counsel dated March 1,       *
                2007
------------------------------------------------------------------------------
EX-99.(12)(a)   Opinion and Consent of Counsel Supporting Tax       Attached
                Matters and Consequences to Shareholders dated
                June 14, 2007
------------------------------------------------------------------------------
EX-99.(13(a)    Subcontract for Fund Administrative Services        *
                dated January 1,  2001 between Franklin Advisers,
                Inc. and Franklin Templeton Services, LLC
------------------------------------------------------------------------------
EX-99.(14)(a)   Consent of Independent Registered Public            *
                Accounting Firm
------------------------------------------------------------------------------
EX-99.(16)(a)   Power of Attorney dated May 22, 2007                 Attached
------------------------------------------------------------------------------


* Incorporated by reference.